CONTRACTS IN PROGRESS	12 Months Ended
Dec. 31, 2015
Contractors [Abstract]
CONTRACTS IN PROGRESS

NOTE 3:-	CONTRACTS IN PROGRESS

Amounts included in the consolidated financial statements, which relate to unbilled receivables are classified as current assets. Summarized below are the components of the amounts:

Costs and estimated earnings in excess of billings on uncompleted contracts:

	December 31,
	2015	2014

Costs incurred on uncompleted contracts	$19,167	$18,417
Estimated earnings	6,465	8,544

	25,632	26,961

Less - billings and progress payments	23,425	23,287

Costs and estimated earnings in excess of billings on uncompleted contracts	2,207	3,674

Less: Long-term portion	-	(1,017)

Costs and estimated earnings in excess of billings on uncompleted contracts - Current portion	$2,207	$2,657